Supplement dated April 1, 1997
                         to the prospectuses
                                 for
                  ISI Managed Municipal Fund Shares
              (A Class of Managed Municipal Fund, Inc.)
                        dated March 1, 1997,
             ISI Total Return U.S. Treasury Fund Shares
         (A Class of Total Return U.S. Treasury Fund, Inc.)
                         dated March 1, 1997
                                 and
           ISI North American Government Bond Fund Shares
       (A Class of North American Government Bond Fund, Inc.)
                        dated August 1, 1996


       The prospectuses dated March 1, 1997 of ISI Managed Municipal Fund Shares (a class of Managed Municipal Fund, Inc.) and ISI Total Return U.S. Treasury Fund Shares (a class of Total Return U.S. Treasury Fund, Inc.) and the prospectus dated August 1, 1996 of ISI North American Government Bond Fund Shares (a
  class of North American Government Bond Fund, Inc.) (collectively, the "Funds") are hereby amended and supplemented by the following:

       Effective April 1, 1997, International Strategy and Investment Group Inc. ("ISI Group Inc."), 717 Fifth Avenue, New York, New York 10022 (telephone: (800) 955-7175), serves as distributor for
  the   ISI  Shares  of  the  Funds   pursuant  to  three  separate
  Distribution Agreements (the "New Distribution Agreements") and related Plans of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plans"), one for each of the Funds. ISI Group Inc. is a broker-dealer that was
  formed  in 1991  and is an  affiliate of the Advisor.   ISI Group
  Inc. employs Mr. Edward S. Hyman and Ms. Nancy Lazar. Due to their stock ownership, Mr. Hyman and Ms. Lazar may be deemed to be controlling persons of ISI Group Inc. The terms of the New
  Distribution    Agreements     (including    compensation)    are
  substantially the same as those of the distribution agreements that they replace. The Plans have been amended to reflect the change in distributor.

       The  disclosure  appearing  under   "Distributor"  in   each
  prospectus is hereby amended to reflect the changes discussed herein.


         Please retain this Supplement for future reference.





